FIXED ASSETS (Tables)	3 Months Ended	12 Months Ended
	May 31, 2025	Feb. 28, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS

Fixed assets consisted of the following:

	May 31, 2025	February 28, 2025
Automobile	$74,237	$74,237
Demo devices	324,533	302,186
Tooling	107,020	107,020
Machinery and equipment	17,247	8,825
Computer equipment	157,448	157,448
Office equipment	15,312	15,312
Furniture and fixtures	21,225	21,225
Warehouse equipment	36,305	36,305
Leasehold improvements	26,956	26,956
	780,283	749,514
Less: Accumulated depreciation	(521,203)	(491,186)
	$259,080	$258,328

Fixed assets consisted of the following:

	February 28, 2025	February 29, 2024
Automobile	$74,237	$74,237
Demo devices	302,186	194,350
Tooling	107,020	107,020
Machinery and equipment	8,825	8,825
Computer equipment	157,448	150,389
Office equipment	15,312	15,312
Furniture and fixtures	21,225	21,225
Warehouse equipment	36,305	19,639
Leasehold improvements	26,956	26,956
	749,514	617,953
Less: Accumulated depreciation	(491,186)	(349,878)
	$258,328	$268,075

SCHEDULE OF DEPRECIATION AND AMORTIZATION IN OPERATING EXPENSES

Depreciation and amortization for the years ended May 31, 2025, and May 31, 2024, are as follows:

Depreciation and Amortization	Three Months Ended May 31 2025	Three Months Ended May 31, 2024

Fixed assets	$30,017	$41,321
Revenue earning devices	4,104	54,355
Total Depreciation and Amortization included in operating expenses	$34,121	$95,676

Depreciation and amortization for the years ended February 28, 2025, and February 29, 2024, are as follows:

Depreciation and Amortization	Year Ended February 28, 2025	Year Ended February 29, 2024

Fixed assets	$141,309	$190,747
Revenue earning devices	287,830	132,660
Total Depreciation and Amortization included in operating expenses	$429,139	$323,407